CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating
Net earnings (loss) for the year	$ 3,307	$ (119,551)
Income tax expense	234,046	114,185
Adjustments for:
Share-based expense	60,238	6,538
DDA	72,374	48,982
Loss (gain) on revaluation of financial instruments	69,391	(8,201)
Other losses	15,995	104,923
Non-cash revenue from stream arrangements	(16,395)	(15,834)
(Increase) in restricted cash	(9,724)	0
Finance costs	26,550	19,276
Proceeds from streaming arrangements	181,250	170,950
Adjustments to reconcile profit (loss) other than changes in working capital	637,032	321,268
Income tax paid	(33,321)	(35,696)
Settlement of Mali matters	(42,198)	(68,000)
Operating cash flows before movements in working capital	561,513	217,572
Increase in trade receivables, prepayments and other receivables	(85,589)	(39,501)
Increase in inventories	(12,224)	(107,707)
Increase in trade and other payables	50,279	40,450
Net cash generated from operating activities	513,979	110,814
Investing activities
Additions of mineral property, plant and equipment	(408,136)	(179,191)
Borrowing costs capitalized	(9,387)	(7,023)
Capitalized exploration and evaluation	(14,544)	(7,191)
Net cash used in investing activities	(432,067)	(193,405)
Financing activities
Proceeds from offerings	206,390	162,117
Offering transaction costs	(10,083)	(9,100)
Dividend paid to NCI	(9,085)	0
Repayment of lease principal	(1,859)	(1,268)
Finance costs paid	0	(2,347)
Other interest received or finance costs (paid)	(506)	1,825
Net cash generated from financing activities	184,857	151,227
Net increase in cash and cash equivalents	266,769	68,636
Cash and cash equivalents at beginning of year	224,994	158,638
Effect of foreign exchange rate changes	(11,986)	(2,280)
Cash and cash equivalents, end of the year	$ 479,777	$ 224,994